Document and Entity Information	Sep. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2023
Entity File Number	001-37552
Entity Registrant Name	WILLSCOT MOBILE MINI HOLDINGS CORP.
Entity Central Index Key	0001647088
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3420194
Entity Address, Address Line One	4646 E. Van Buren St.
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	480
Local Phone Number	894-6311
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	WSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false